Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

8. Share-based compensation

2021 Plan

During the year ended December 31, 2021, in connection with the initial public offering (“IPO”), the Company implemented a new incentive award program, the 2021 Incentive Award Plan (“2021 Plan”). The principal purpose of the 2021 Plan is to attract, retain and motivate selected employees, consultants and members of the Board of Directors through the granting of share-based compensation awards and cash-based performance bonus awards from 2021 and onwards. 69,496,515 shares have been reserved for grants pursuant to a variety of share-based compensation awards, including, but not limited to, stock options and restricted stock units (“RSUs”). To secure the future delivery of shares under the 2021 Plan, the Company’s shareholders resolved to issue 69,496,515 warrants. The right to subscribe for the warrants vests only in the Company. See Note 24 Equity.

RSUs

During the twelve months ended December 31, 2024, the Company, under the 2021 Plan, granted 9,333,810 RSUs, of which 4,110,649 RSUs were granted to members of key management, including the executive officers, and the Board of Directors. 3,500,458 RSUs vested during the period, of which 637,303 were to key management. The RSUs are accounted for as equity-settled share-based compensation transactions. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs granted to employees under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The RSUs granted to members of its Board of Directors vest on the date of the next annual general meeting of shareholders following the grant date, subject to continued service on the applicable vesting date.

On June 18, 2024, pursuant to the resolutions of the Remuneration Committee, the Board of Directors and the shareholders of the Company, certain senior key employees were offered the opportunity to exchange outstanding unexercised stock options for a smaller number of RSUs. All holders of unexercised stock options granted during May 2021 and July 2023, with exercise prices ranging from $1.56 to $17.00, were offered to participate in the exchange. The number of new RSUs were determined such that the fair market value of the shares underlying the new RSUs equals the fair value of the exchanged stock options. For these purposes, fair market value was determined on a grant-by-grant basis and the number of shares underlying new RSUs equals the Black-Scholes option-pricing model value of the exchanged stock options, resulting in a weighted average conversion rate of 0.3492 RSUs per stock option. The exchange was completed on June 28, 2024 with a total of 4,257,251 new RSUs granted, of which 3,303,458 were granted to members of key management, including our executive officers, in exchange for a total number of 12,189,782 stock options. The new RSUs granted will vest and become exercisable in equal installments on each of the first two annual vesting dates falling after the grant date subject to continued service.

The exchange of stock options for new RSUs has been accounted for as a modification of equity awards where the number of equity instruments has been reduced but the total fair value of the equity awards is unchanged. The Company has considered the total number of exchanged stock options as a single unit of account, with the original stock options and the grant of new RSUs accounted for as one modification. As a result, the original grant date fair value of the originally granted stock options will continue to be recognized over the vesting period.

The following table list the key inputs to the Black-Scholes option-pricing model used to determine the total fair value of the stock options for exchange to RSUs:

2024
Expected term (years)	2.92-7.07
Weighted-average share price at grant date	1.07
Expected price volatility of the Company’s shares (%)	60-70
Risk-free interest rate (%)	4.20-4.43

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of January 1, 2022	1,701,007	14.67
Granted during the period	8,024,889	3.07
Forfeited during the period(1)	(1,035,380)	5.17
Vested during the period	(542,922)	14.96
As of December 31, 2022	8,147,594	4.42
Granted during the period	5,479,454	1.75
Forfeited during the period(2)	(2,470,898)	3.22
Vested during the period	(2,740,334)	3.15
As of December 31, 2023	8,415,816	2.91
Granted during the period	9,333,810	1.05
RSUs granted in exchange for stock options	4,257,251	0.97
Forfeited during the period(3)	(2,103,022)	1.99
Vested during the period	(3,500,458)	1.27
As of December 31, 2024	16,403,397	1.30

(1)
Includes 493,856 forfeited RSUs related to the Company’s organizational restructuring and the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.
(2)
Includes 961,990 forfeited RSUs related to the Company’s organizational restructuring during the year ended December 31, 2023.
(3)
Includes 538,855 forfeited RSUs related to the Company’s organizational restructuring during the year ended December 31, 2024.

Employee stock options

During the twelve months ended December 31, 2024, the Company, under the 2021 Plan, granted 9,261,299 stock options of which 5,530,577 were granted to members of key management. 5,680,316 stock options vested during the period, of which 3,822,272 were to key management. The stock options are accounted for as equity-settled share-based compensation transactions. For stock options granted under the 2021 Plan, the exercise price is equal to the fair value of the ordinary shares on grant date. The stock options granted to participants under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The stock options expire, in relation to each installment under the vesting schedule, five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of employee stock options	Weighted average exercise price ($)
As of January 1, 2022	6,958,312	16.86
Granted during the period	9,651,313	3.45
Forfeited during the period(1)	(2,204,399)	6.71
Expired during the period	(66,174)	17.00
As of December 31, 2022	14,339,052	9.40
Granted during the period	11,111,723	1.75
Forfeited during the period(1)	(3,615,022)	5.88
Expired during the period	(546,562)	11.88
As of December 31, 2023	21,289,191	5.98
Granted during the period	9,261,299	1.04
Stock options exchanged to RSUs	(12,189,782)	5.10
Forfeited during the period(1)	(2,135,668)	3.53
Expired during the period(2)	(4,618,760)	11.27
As of December 31, 2024	11,606,280	1.32
Vested and exercisable as of December 31, 2024	1,101,498	2.92

(1)
Includes 1,589,443 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2024 (2023: 2,581,696, 2022: 1,213,585)
(2)
Includes 4,446,187 expired stock options related to the Company’s organizational restructuring during the year ended December 31, 2024.

The fair value at grant date of the stock options granted during the financial year 2024 was $0.67 for the May 2024 grant date and $0.46 for the November 2024 grant date. The fair value at grant date of the stock options granted during the financial year 2023 was $0.98 for the May 2023 grant date, $1.09 for the July 2023 grant date and $0.43 for the November 2023 grant date. The fair value at grant date of the stock options granted during the financial year 2022 was $1.49 for the May 2022 grant date and $0.86 for the November 2022 grant date. The fair value at grant date of the stock options granted during the financial year 2021 was $6.24 for the May 2021 grant date and $3.67 for the November 2021 grant date. The fair value of the stock options at grant date has been determined using the Black-Scholes option-pricing model, which takes into account the exercise price, the expected term of the stock options, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield, the risk-free interest rate for the term of the stock options and the correlations and volatilities of the peer group companies. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model.

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2024, 2023 and 2022, respectively:

	2024	2023	2022
Expected term (years)	6-8	6-8	6-8
Weighted-average share price at grant date	1.04	1.75	3.45
Expected price volatility of the Company’s shares (%)	60.00	50.00-55.00	35.00-37.00
Risk-free interest rate (%)	4.19-4.57	3.84-4.61	2.81-3.96

Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of the employee stock options. The sensitivity analysis below shows the impact of increasing and decreasing the share price by 30%, expected volatility by 10% as well as the impact of increasing and decreasing the expected term by 12 months.

This analysis was performed on stock options granted in 2024. The following table shows the impact of these changes on fair value per employee stock option granted 2024:

2024
Share price increase 30%	0.27
Share price decrease 30%	(0.25)
Volatility increase 10%	0.07
Volatility decrease 10%	(0.07)
Expected life increase 12 months	0.04
Expected life decrease 12 months	(0.04)

Share-based compensation expense was $13.6 million for the twelve months ended December 31, 2024 (2023: $21.4 million, 2022: $35.5 million).